Note 11 - Right-of-Use Assets and Finance Lease Liabilities (Details Textual) - USD ($) $ in Thousands					4 Months Ended	12 Months Ended
	Jul. 12, 2019	Jan. 01, 2019	Jun. 19, 2017	Jul. 15, 2016	Apr. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2019
Sale Leaseback Transaction, Historical Cost						$ 452,564
Finance Lease, Right-of-Use Asset, Amortization						11,298	$ 13,764	$ 13,207
Sale Leaseback Transaction, Accumulated Depreciation						20,635	50,663
Sale Leaseback Transaction, Net Book Value, Total						188,429	401,901
Finance Lease Liability, Excluding Financing Costs						138,597
Finance Lease, Interest Expense						$ 15,112	$ 21,402	$ 22,096
Reclassification from Prepaid Lease Rentals to Right-of-use Assets [Member]
Current Period Reclassification Adjustment		$ 42,919
Reclassification from Deferred Gain, Net to Right-of-use Assets [Member]
Current Period Reclassification Adjustment		$ 3,557
Adele Shipping Co Loan Agreement [Member] | Loans Payable [Member]
Proceeds from Issuance of Debt	$ 68,000
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term					10 years
Vessel's sale and leaseback price					$ 85,572
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term				7 years
Sale and Leaseback Transaction, Additional Amount									$ 12,000
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term			7 years